Off-balance-sheet exposures - Narrative (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Other assets | Next 12 months
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	€ 370,571	€ 337,113
Other assets | Next 12 months | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	378	372
Other assets | Lifetime expected credit losses
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	7,519	10,531
Other assets | Lifetime expected credit losses | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	142	200
Impaired assets | Lifetime expected credit losses
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	1,851	1,584
Impaired assets | Lifetime expected credit losses | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	€ 223	€ 161